Schedule of (Loss)/Profit After Income Tax (Details) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Reconciliation Of Loss After Income Tax To Net Cash Used In Operating Activities
(Loss)/Profit After Income Tax Expense for the Year	$ (1,964,737)	$ (9,194,540)	$ (16,389,292)	$ (11,571,240)	$ 34,402,821
Non-controlling interest	41,972	51,229	106,181	87,149	281,733
(Loss)/Profit after income tax	$ (1,922,765)	$ (9,143,311)	$ (16,283,111)	$ (11,484,091)	$ 34,684,554